Reconciliation of Liabilities Arising from Financing Activities (Tables)	12 Months Ended
Dec. 31, 2025
Reconciliation of Liabilities Arising from Financing Activities [Abstract]
Schedule of Consolidated Statement of Cash Flows

The table below details changes in the Group’s liabilities arising from financing activities, including both cash and non-cash changes. Liabilities arising from financing activities are those for which cash flows were, or future cash flows will be, classified in the Group’s consolidated statements of cash flows as cash flows from financing activities.

	Borrowings	Lease liabilities	Redeemable shares classified as financial liabilities	Amount due to subsidiaries’ non- controlling shareholders	Amount due to ultimate holding company	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
As of January 1, 2023	51,697	220	—	52,611	62,810	167,338
Finance costs	3,862	6	—	3,268	—	7,136
Non-cash transactions	9,970	—	—	—	4,682	14,652
Acquisition of subsidiaries	37	244	—	—	—	281
Cash flows	(3,140)	(87)	—	(2,059)	2,814	(2,472)
Exchange realignment	(122)	—	—	(93)	(110)	(325)
As of December 31, 2023	62,304	383	—	53,727	70,196	186,610
Finance costs	9,367	130	—	1,115	—	10,612
Acquisition of subsidiaries	159,722	—	—	23,107	—	182,829
Disposal of subsidiaries	(392)	(127)	—	—	(7,828)	(8,347)
Non-cash transactions	(643)	544	—	2,066	4,138	6,105
Cash flows	(10,481)	(410)	—	(17,741)	34,864	6,232
Exchange realignment	(268)	—	—	745	1,252	1,729
As of December 31, 2024	219,609	520	—	63,019	102,622	385,770
Finance costs	8,159	4	130	—	—	8,293
Non-cash transactions	30,000	—	—	—	(33,009)	(3,009)
Cash flows	(8,324)	(251)	139,193	—	61,693	192,311
Exchange realignment	9,698	—	(1)	1,062	1,235	11,994
As of December 31, 2025	259,142	273	139,322	64,081	132,541	595,359